Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ (86)	$ 235	$ 274
Currency translation adjustments
Currency translation adjustments	(53)	39	(57)
Derivatives
Unrealized gain (loss) on derivatives	11	(16)	19
Gains on derivatives arising during the period	(7)	(1)	(1)
Less income tax benefit (expense)	(1)	3	(4)
Employee benefit plans
New prior service benefit (cost)	(4)	0	0
Amortization of prior service cost	(9)	(11)	(19)
Net (loss) gain arising during the period	12	(13)	(1)
Amortization of actuarial (loss) gain	0	(2)	(2)
Less income tax benefit (expense)	1	5	5
Other comprehensive income (loss)	(50)	4	(60)
Total comprehensive income (loss)	(136)	239	214
Less comprehensive income attributable to noncontrolling interests:
Net income	2	3	4
Currency translation adjustments	(2)	(2)	(5)
Amounts attributable to noncontrolling interests	0	1	(1)
Comprehensive income (loss) attributable to NCR common stockholders	$ (136)	$ 238	$ 215